Segment Information - Segment Financial Information for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
OPERATING REVENUE	$ 1,067	$ 1,402	$ 1,070	$ 1,136	$ 1,062	$ 1,431	$ 1,185	$ 1,334		$ 4,675	$ 5,012	$ 5,460
Operating Expenses	954	1,150	934	1,010	959	1,239	985	1,195		4,048	4,378	4,883
Operating Income	113	252	136	126	103	192	200	139		627	634	577
Interest Expense										266	253	292
Impairment losses										(12)
Income Tax Expense (Benefit)									15
TOTAL ASSETS	15,794				15,001					15,794	15,001
Loss on extinguishment of debt												(189)
Power Delivery [Member]
Segment Reporting Information [Line Items]
OPERATING REVENUE										4,378	4,650	5,114
Operating Expenses										3,847	4,150	4,611
Operating Income										531	500	503
Interest Income										1	1	2
Interest Expense										219	208	207
Impairment losses
Other Income										32	29	20
Preferred Stock Dividends
Income Tax Expense (Benefit)										110	112	112
Net Income (Loss) from Continuing Operations										235	210	206
TOTAL ASSETS	12,149				11,008				10,621	12,149	11,008	10,621
Construction Expenditures										1,168	888	765
Impairment Losses
Loss on extinguishment of debt
Other Non-Regulated [Member]
Segment Reporting Information [Line Items]
OPERATING REVENUE										52	48	54
Operating Expenses										(34)	(30)	6
Operating Income										86	78	48
Interest Income										4	4	3
Interest Expense										11	13	12
Impairment losses										(1)
Other Income											(4)	(2)
Preferred Stock Dividends										3	3	3
Income Tax Expense (Benefit)										35	27	9
Net Income (Loss) from Continuing Operations										40	35	25
TOTAL ASSETS	1,361				1,499				1,537	1,361	1,499	1,537
Construction Expenditures
Impairment Losses
Loss on extinguishment of debt
Corporate and Other [Member]
Segment Reporting Information [Line Items]
OPERATING REVENUE										(11)	(16)	(12)
Operating Expenses										(36)	(43)	(14)
Operating Income										25	27	2
Interest Income										(5)	(5)	(6)
Interest Expense										34	30	71
Impairment losses
Other Income										3	2	1
Preferred Stock Dividends										(3)	(3)	(3)
Income Tax Expense (Benefit)											1	(132)
Net Income (Loss) from Continuing Operations										(8)	(9)	(128)
TOTAL ASSETS	1,904				1,838				1,582	1,904	1,838	1,582
Construction Expenditures										37	39	30
Impairment Losses											(5)
Loss on extinguishment of debt												(189)
Pepco Energy Services [Member]
Segment Reporting Information [Line Items]
OPERATING REVENUE										256	330	304
Operating Expenses										271	301	280
Operating Income										(15)	29	24
Interest Income										1	1	1
Interest Expense										2	2	2
Impairment losses
Other Income										1	2	2
Preferred Stock Dividends
Income Tax Expense (Benefit)										(7)	8	9
Net Income (Loss) from Continuing Operations										(8)	22	16
TOTAL ASSETS	342				529				511	342	529	511
Construction Expenditures										11	14	7
Impairment Losses
Loss on extinguishment of debt
PHI Consolidated [Member]
Segment Reporting Information [Line Items]
OPERATING REVENUE										4,675	5,012	5,460
Operating Expenses										4,048	4,378	4,883
Operating Income										627	634	577
Interest Income										1	1
Interest Expense										266	253	292
Impairment losses										(1)
Other Income										36	29	21
Preferred Stock Dividends
Income Tax Expense (Benefit)										138	148	(2)
Net Income (Loss) from Continuing Operations										259	258	119
TOTAL ASSETS	15,756				14,874				14,251	15,756	14,874	14,251
Construction Expenditures										1,216	941	802
Impairment Losses											(5)
Loss on extinguishment of debt												$ (189)